Employment Benefits - Liabilities for Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations		¥ 9,862	¥ 7,210
Plan assets	[1]	(245)	(267)
Liabilities for post-employment benefits		9,617	6,943
Unfunded [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations		8,780	6,628
Liabilities for post-employment benefits		8,780	6,628
Funded [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligations		1,082	582
Plan assets	[1]	(245)	(267)
Liabilities for post-employment benefits		¥ 837	¥ 315

[1]	All of the plan assets are held by NemusTech, Co., Ltd. and Markt Co., Ltd.